Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Summary of Account Receivable

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	131,363	152,868	22,164
Allowance for credit losses	(39,166)	(42,914)	(6,222)

	92,197	109,954	15,942

Summary of Movement in the Allowances for Doubtful Accounts
The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	13,112	24,215	39,166	5,679
Adoption of ASC 326	—	11,358	—	—
Provision for credit losses	13,647	3,593	3,748	543
Write-offs	(2,544)	—	—	—

Balance at the end of the year	24,215	39,166	42,914	6,222